Trade accounts and other payables (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Trade accounts and other payables
Accounts payable	$ 1,482,013	$ 1,101,279
Salary payable	137,594	113,412
Other payable	476,416	89,349
Total payables	$ 2,096,023	$ 1,304,040